Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Income from equity investments	[1]	£ 18.3	£ 15.4		£ 16.8
Net interest expense on pension plans		3.5	3.6	[2]	5.4	[2]
Interest expense related to lease liabilities	[1]	105.1
Finance costs	[1]	359.1	279.1	[2]	261.9	[2]
Revaluation and retranslation of financial instruments	[3]	163.8	(76.3)	[2]	391.0	[2]
Continuing Operations [member]
Statement [Line Items]
Income from equity investments		18.3	15.2	[2]	16.7	[2]
Interest income		80.7	83.7	[2]	72.3	[2]
Finance income		99.0	98.9	[2]	89.0	[2]
Net interest expense on pension plans		3.5	3.6	[2]	5.4	[2]
Interest on other long-term employee benefits		3.9	3.5	[2]	3.3	[2]
Interest expense and similar charges	[4]	252.0	272.0	[2]	253.2	[2]
Interest expense related to lease liabilities	[4]	99.7
Finance costs		359.1	279.1	[2]	261.9	[2]
Movements in fair value of treasury instruments	[3]	0.4	(11.0)	[2]	0.4	[2]
Premium on the early repayment of bonds	[3]	(63.4)
Revaluation of investments held at fair value through profit or loss	[3]	9.1	67.8	[2]
Revaluation of put options over non-controlling interests	[3]	(24.3)	25.9	[2]	39.5	[2]
Revaluation of payments due to vendors (earnout agreements)	[3]	(3.7)	46.1	[2]	156.5	[2]
Revaluation and retranslation of financial instruments	[3]	£ 245.7	£ (205.1)	[2]	£ 194.6	[2]

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[4]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.